Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash and cash equivalents reported within the condensed consolidated balance sheets to the amounts shown in the condensed consolidated statements of cash flows (in thousands):

	March 31,	December 31,
	2021	2020
Cash and cash equivalents	$246,514	$64,485
Restricted cash and cash equivalents, current and non-current	3,054	3,054
Total cash, cash equivalents and restricted cash and cash equivalents	$249,568	$67,539

The following table provides a reconciliation of cash and cash equivalents and restricted cash and cash equivalents reported within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows (in thousands):

	Year ended December 31,
	2018	2019	2020
Cash and cash equivalents	$6,648	$85,633	$64,485
Restricted cash, current	—	304	364
Restricted cash and cash equivalents, non-current	1,367	1,916	2,690
Total cash, cash equivalents and restricted cash and cash equivalents shown in the consolidated statements of cash flows	$8,015	$87,853	$67,539

Restrictions on Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash and cash equivalents reported within the condensed consolidated balance sheets to the amounts shown in the condensed consolidated statements of cash flows (in thousands):

	March 31,	December 31,
	2021	2020
Cash and cash equivalents	$246,514	$64,485
Restricted cash and cash equivalents, current and non-current	3,054	3,054
Total cash, cash equivalents and restricted cash and cash equivalents	$249,568	$67,539

The following table provides a reconciliation of cash and cash equivalents and restricted cash and cash equivalents reported within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows (in thousands):

	Year ended December 31,
	2018	2019	2020
Cash and cash equivalents	$6,648	$85,633	$64,485
Restricted cash, current	—	304	364
Restricted cash and cash equivalents, non-current	1,367	1,916	2,690
Total cash, cash equivalents and restricted cash and cash equivalents shown in the consolidated statements of cash flows	$8,015	$87,853	$67,539

Schedule of Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	March 31,	December 31,
	2021	2020
Property and equipment	$59,283	$55,221
Less: accumulated depreciation and amortization	(15,721)	(14,090)
Property and equipment, net	$43,562	$41,131

The estimated useful lives of the Company’s property and equipment are as follows:

Machinery and equipment	4-10 years
Internal-use software	1-3 years
Leasehold improvements	Shorter of lease term or estimated useful life
Computers and software	3 years
Furniture and fixtures	5 years
Property and equipment, net consists of the following (in thousands):

	December 31,
	2019	2020
Machinery and equipment	$24,021	$35,254
Internal-use software	3,442	4,764
Leasehold improvements	2,184	4,459
Computers and software	2,031	3,677
Furniture and fixtures	267	519
Construction in progress	3,852	6,548
	35,797	55,221
Less: accumulated depreciation and amortization	(9,744)	(14,090)
Property and equipment, net	$26,053	$41,131